Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue

The following table presents revenue by major revenue type for the years ended March 31, 2025, 2024 and 2023, respectively:

	For the years ended March 31,
	2025	2024	2023
Design and fit out services	$2,986,769	$3,603,422	$2,025,410
Design only services	279,621	779,574	648,068
Total	$3,266,390	$4,382,996	$2,673,478

The following table presents revenue by type of premises for the years ended March 31, 2025, 2024 and 2023, respectively:

	For the years ended March 31,
	2025	2024	2023
Non-residential	$2,533,927	$3,651,614	$1,291,995
Residential	732,463	731,382	1,381,483
Total	$3,266,390	$4,382,996	$2,673,478

The following table presents the significant revenue and expense categories in the Company’s single operating segment:

	For the years ended March 31,
	2025	2024	2023
Revenues	$3,266,390	$4,382,996	$2,673,478
Cost of revenues	(2,540,218)	(2,821,615)	(1,409,697)
Selling and marketing expenses	(57,644)	(767)	(2,084)
General and administrative expenses	(2,296,037)	(669,825)	(336,626)
Other (expenses) income, net	(8,227)	21,581	24,578
Benefit from (Provision for) income taxes	174,620	(128,932)	(130,225)
Net (loss) income	$(1,461,116)	$783,438	$819,424